Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,276	$-	$12,276
Equity fund	230	-	-	230

Total financial assets	$230	$12,276	$-	$12,506

Liabilities:
Contingent consideration	$-	$-	$3,088	$3,088

Total financials liabilities	$-	$-	$3,088	$3,088

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,929	$-	$12,929
Convertible bonds	-	1,209	-	1,209

Total financial assets	$-	$14,138	$-	$14,138

Liabilities:
Contingent consideration	$-	$-	$1,333	$1,333

Total financials liabilities	$-	$-	$1,333	$1,333

Schedule of fair value measurements using significant unobservable inputs

	December 31,
	2016	2017

Opening balance	$1,220	$3,088
Increase in contingent consideration due to acquisitions	1,868	-
Payment of contingent consideration	(883)	(2,109)
Increase in fair value of contingent consideration	665	1,587
Decrease in fair value of contingent consideration	-	(1,287)
Decrease in liability against other receivables	-	(118)
Amortization of interest and exchange rate	218	172

Closing balance	$3,088	$1,333